S000107974 [Member] Annual Fund Operating Expenses - William Blair Emerging Income ETF	Jun. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2028
William Blair Emerging Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	0.10%	[2]
Net Expenses (as a percentage of Assets)	0.55%

[1]	“Other Expenses” reflect estimated expenses for the Fund’s first fiscal year.
[2]
William Blair Investment Management, LLC (the “Adviser”) has contractually agreed, through April 30, 2028, to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.55% based on the Fund’s average daily net assets. This contractual waiver may not be terminated before April 30, 2028 without the approval of the Independent Trustees.